UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon International Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:

Signature:	______________________
Place:		New York, NY
Date:		February 14, 2008




Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the
		holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    78

Form 13F Information Table Value Total:    259784


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCED ENERGY INDS  INC COM  COMMON STOCK     007973100     1831   140000 SH       SH-OTH   01               0   SHARED        0
D ADVANCED MICRO DEVIC ES INC CO COMMON STOCK     007903107     4500   600000 SH       SH-OTH   01               0   SHARED        0
D AIRMEDIA GROUP INC  ADR        ADRS STOCKS      009411109     1041    46500 SH       SH-OTH   01               0   SHARED        0
D AMERICA MOVIL SAB DE CV        ADRS STOCKS      02364W105      614    10000 SH       SH-OTH   01               0   SHARED        0
D ANALOG DEVICES INC  COM STK    COMMON STOCK     032654105      571    18000 SH       SH-OTH   01               0   SHARED        0
D APPLE INC  COM STK             COMMON STOCK     037833100     5249    26500 SH       SH-OTH   01               0   SHARED        0
D ASE TEST LTD COM STK           COMMON STOCK     Y02516105     3260   229710 SH       SH-OTH   01               0   SHARED        0
D BEA SYS INC  COM STK           COMMON STOCK     073325102      746    47261 SH       SH-OTH   01               0   SHARED        0
D BLUE COAT SYST                 COMMON STOCK     09534T508      920    28000 SH       SH-OTH   01               0   SHARED        0
D CHARTERED SEMICONDUC TOR MANUF ADRS STOCKS      16133R106     1062   158500 SH       SH-OTH   01               0   SHARED        0
D CHINA SECURITY & SUR VEILLANCE COMMON STOCK     16942J105     2584   118300 SH       SH-OTH   01               0   SHARED        0
D CHINAEDU CORP ADS              ADRS STOCKS      16945L107       85    10000 SH       SH-OTH   01               0   SHARED        0
D CIA SANEAMENTO BASIC O DO ESTA ADRS STOCKS      20441A102      470    10000 SH       SH-OTH   01               0   SHARED        0
D CIRRUS LOGIC INC  COM STK      COMMON STOCK     172755100      755   143000 SH       SH-OTH   01               0   SHARED        0
D CITRIX SYS INC  COM STK        COMMON STOCK     177376100      304     8000 SH       SH-OTH   01               0   SHARED        0
D COGENT INC                     COMMON STOCK     19239Y108      502    45000 SH       SH-OTH   01               0   SHARED        0
D COMTECH GROUP INC  COM STK     COMMON STOCK     205821200      806    50000 SH       SH-OTH   01               0   SHARED        0
D CTRIP.COM INTERNATIO NAL LTD A ADRS STOCKS      22943F100     3577    62244 SH       SH-OTH   01               0   SHARED        0
D ELIXIR GAMING TECH  COM STK    COMMON STOCK     28661G105     3067   713270 SH       SH-OTH   01               0   SHARED        0
D EMC CORP MASS  COM STK         COMMON STOCK     268648102     4382   236500 SH       SH-OTH   01               0   SHARED        0
D EXCO RESOURCES INC COM         COMMON STOCK     269279402     1316    85000 SH       SH-OTH   01               0   SHARED        0
D FIRST SOLAR INC                COMMON STOCK     336433107     1069     4000 SH       SH-OTH   01               0   SHARED        0
D FOCUS MEDIA HLDG LTD  ADR      ADRS STOCKS      34415V109     3073    54100 SH       SH-OTH   01               0   SHARED        0
D FOUNDRY NETWORKS INC  COM STK  COMMON STOCK     35063R100      999    57000 SH       SH-OTH   01               0   SHARED        0
D GARMIN LTD  COM STK            COMMON STOCK     G37260109     2086    21500 SH       SH-OTH   01               0   SHARED        0
D GEMSTAR-TV GUIDE INT L INC COM COMMON STOCK     36866W106      768   161327 SH       SH-OTH   01               0   SHARED        0
D GIANT INTERCTIVE               ADRS STOCKS      374511103     7079   545350 SH       SH-OTH   01               0   SHARED        0
D GIGAMEDIA LTD  COM STK         COMMON STOCK     Y2711Y104     3973   211900 SH       SH-OTH   01               0   SHARED        0
D GOLDEN TELECOM INC  COM STK    COMMON STOCK     38122G107      303     3000 SH       SH-OTH   01               0   SHARED        0
D GOOGLE INC CL A COM STK        COMMON STOCK     38259P508     2074     3000 SH       SH-OTH   01               0   SHARED        0
D HILB ROGAL & HOBBS C O COM STK COMMON STOCK     431294107     1708    42100 SH       SH-OTH   01               0   SHARED        0
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99ADLL0W4     7515    50000 SH  PUT  SH-OTH   01               0   SHARED        0
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99AF7MCY6    75150   500000 SH  PUT  SH-OTH   01               0   SHARED        0
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99O9K8BD8     3758    25000 SH  PUT  SH-OTH   01               0   SHARED        0
D ISHRES FTSE CHNA               INTL ETF'S - US  464287184      767     4500 SH       SH-OTH   01               0   SHARED        0
D JA SOLAR HLD ADR               ADRS STOCKS      466090107     1955    28000 SH       SH-OTH   01               0   SHARED        0
D LINKTONE LTD  ADR              ADRS STOCKS      535925101      386   125000 SH       SH-OTH   01               0   SHARED        0
D MAXCOM TELECOMUNICAC TIONE-ADR ADRS STOCKS      57773A508     1525   120000 SH       SH-OTH   01               0   SHARED        0
D MINDRAY MED INTL LTD  ADR      ADRS STOCKS      602675100      400     9300 SH       SH-OTH   01               0   SHARED        0
D MOBILE TELESYSTEMS SP ADR      OPTIONS - PUTS   99O9KBZZ6     1995    19600 SH  PUT  SH-OTH   01               0   SHARED        0
D MONSTER WORLDWIDE INC COM      COMMON STOCK     611742107     1814    56000 SH       SH-OTH   01               0   SHARED        0
D NATIONAL SEMICONDUCT OR CORP C COMMON STOCK     637640103      385    17000 SH       SH-OTH   01               0   SHARED        0
D NAVTEQ CORP  COM STK           COMMON STOCK     63936L100      756    10000 SH       SH-OTH   01               0   SHARED        0
D NEW ORIENTAL EDUCATI ON & TECH ADRS STOCKS      647581107     2864    35540 SH       SH-OTH   01               0   SHARED        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204     7716   201000 SH       SH-OTH   01               0   SHARED        0
D NORTEL NETWORKS CORP           COMMON STOCK     656568508      643    42600 SH       SH-OTH   01               0   SHARED        0
D ON SEMICONDUCTOR COR P /  SEMI COMMON STOCK     682189105     2087   235000 SH       SH-OTH   01               0   SHARED        0
D OPENWAVE SYSTEMS INC  COM STK  COMMON STOCK     683718308      462   177842 SH       SH-OTH   01               0   SHARED        0
D PATNI COMPUTER SYS  ADR        ADRS STOCKS      703248203      447    27500 SH       SH-OTH   01               0   SHARED        0
D PEOPLESUPPORT                  COMMON STOCK     712714302     2052   150000 SH       SH-OTH   01               0   SHARED        0
D PERFECT WORLD CO LTD  ADR      ADRS STOCKS      71372U104      892    32000 SH       SH-OTH   01               0   SHARED        0
D PETROLEO BRASIL ADR            ADRS STOCKS      71654V408      576     5000 SH       SH-OTH   01               0   SHARED        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103     2924    74300 SH       SH-OTH   01               0   SHARED        0
D RIVERBED TECH INC              COMMON STOCK     768573107      610    22800 SH       SH-OTH   01               0   SHARED        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O9QLX72     2924    20000 SH  PUT  SH-OTH   01               0   SHARED        0
D SEAGATE TECHNOLOGY  COM STK    COMMON STOCK     G7945J104     2739   107400 SH       SH-OTH   01               0   SHARED        0
D SIGMA DESIGNS INC  COM STK     COMMON STOCK     826565103    16149   292549 SH       SH-OTH   01               0   SHARED        0
D SIGMA DESIGNS INC  COM STK     OPTIONS - PUTS   99O9N54V9     2760    50000 SH  PUT  SH-OTH   01               0   SHARED        0
D SIGMA DESIGNS INC  COM STK     OPTIONS - PUTS   99O9N54W7     2760    50000 SH  PUT  SH-OTH   01               0   SHARED        0
D SIGMA DESIGNS INC  COM STK     OPTIONS - PUTS   99O9N72B1    11040   200000 SH  PUT  SH-OTH   01               0   SHARED        0
D SILICON LABORATORIES  INC COM  COMMON STOCK     826919102     4158   111100 SH       SH-OTH   01               0   SHARED        0
D SINA CORP COM SHS              COMMON STOCK     G81477104     1551    35000 SH       SH-OTH   01               0   SHARED        0
D SIRF TECHNOLOGY HOLD INGS INC  COMMON STOCK     82967H101     1257    50000 SH       SH-OTH   01               0   SHARED        0
D SKYWORKS SOLUTIONS I NC COM ST COMMON STOCK     83088M102      378    44500 SH       SH-OTH   01               0   SHARED        0
D SLM CORP EDNOTES BOO K ENTRY C COMMON STOCK     78442P106      604    30000 SH       SH-OTH   01               0   SHARED        0
D STARWOOD HOTELS  COM STK       COMMON STOCK     85590A401      550    12500 SH       SH-OTH   01               0   SHARED        0
D SUNTECH PWR HLDGS CO  LTD ADR  ADRS STOCKS      86800C104      840    10200 SH       SH-OTH   01               0   SHARED        0
D SYNAPTICS INC  COM STK         COMMON STOCK     87157D109     2272    55200 SH       SH-OTH   01               0   SHARED        0
D SYNTAX-BRILLIAN CORP  COM STK  COMMON STOCK     87163L103       60    19600 SH       SH-OTH   01               0   SHARED        0
D TELECOMUNICACOES DE SAO PAULO  ADRS STOCKS      87929A102     1527    60000 SH       SH-OTH   01               0   SHARED        0
D TRIDENT MICROSYSTEMS  INC COM  COMMON STOCK     895919108     3204   488400 SH       SH-OTH   01               0   SHARED        0
D VARIAN SEMICONDUCTOR   EQUIPTM COMMON STOCK     922207105     2216    59900 SH       SH-OTH   01               0   SHARED        0
D VIEWPOINT CORP  COM STK        COMMON STOCK     92672P108      590   500000 SH       SH-OTH   01               0   SHARED        0
D WNS HLDGS ADR                  ADRS STOCKS      92932M101      572    35000 SH       SH-OTH   01               0   SHARED        0
D WSP HOLDINGS LTD ADR           ADRS STOCKS      92934F104    18883  2075000 SH       SH-OTH   01               0   SHARED        0
D XOMA LTD BERMUDA  COM STK      COMMON STOCK     G9825R107      170    50000 SH       SH-OTH   01               0   SHARED        0
D YAHOO INC  COM STK             COMMON STOCK     984332106     3140   135000 SH       SH-OTH   01               0   SHARED        0
D YINGLI GREEN ENERGY HOLD ADR   ADRS STOCKS      98584B103      987    25500 SH       SH-OTH   01               0   SHARED        0
S REPORT SUMMARY                 78 DATA RECORDS              259784